AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Health Care - 24.8%
Biotechnology - 11.9%
Aimmune Therapeutics, Inc. (a)(b)	16,123	$337,616
Allakos, Inc. (a)(b)	5,398	424,445
Allogene Therapeutics, Inc. (a)(b)	12,461	339,625
Arena Pharmaceuticals, Inc. (b)	8,160	373,483
Ascendis Pharma A/S (Sponsored ADR) (b)	4,111	395,971
BeiGene Ltd. (Sponsored ADR) (b)	3,087	378,034
Biohaven Pharmaceutical Holding Co., Ltd. (b)	13,338	556,461
Blueprint Medicines Corp. (b)	8,612	632,724
Deciphera Pharmaceuticals, Inc. (b)	10,240	347,546
Gossamer Bio, Inc. (a)(b)	13,795	231,618
Invitae Corp. (a)(b)	33,528	646,084
Iovance Biotherapeutics, Inc. (a)(b)	25,140	457,548
Madrigal Pharmaceuticals, Inc. (a)(b)	2,460	212,101
Mirum Pharmaceuticals, Inc. (b)	15,765	158,596
Neurocrine Biosciences, Inc. (b)	6,170	555,979
NextCure, Inc. (b)	9,762	301,158
Ra Pharmaceuticals, Inc. (b)	13,810	326,606
Rubius Therapeutics, Inc. (a)(b)	21,980	172,543
Sage Therapeutics, Inc. (a)(b)	1,896	265,990
Sarepta Therapeutics, Inc. (a)(b)	1,870	140,848
Stemline Therapeutics, Inc. (b)	29,385	305,898
Turning Point Therapeutics, Inc.-Class I (a)(b)	7,531	283,166
Ultragenyx Pharmaceutical, Inc. (a)(b)	10,723	458,730
Y-mAbs Therapeutics, Inc. (b)	12,885	335,783

		8,638,553

Health Care Equipment & Supplies - 5.6%
Insulet Corp. (b)	5,670	935,153
iRhythm Technologies, Inc. (a)(b)	13,508	1,001,078
Penumbra, Inc. (a)(b)	6,063	815,413
Silk Road Medical, Inc. (b)	17,549	570,869
Tactile Systems Technology, Inc. (a)(b)	17,199	727,861

		4,050,374

Health Care Providers & Services - 2.4%
Guardant Health, Inc. (b)	8,192	522,895
LHC Group, Inc. (b)	10,610	1,204,872

		1,727,767

Health Care Technology - 2.2%
Health Catalyst, Inc. (a)(b)	8,112	256,664
Teladoc Health, Inc. (a)(b)	20,320	1,376,070

		1,632,734

Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (b)	2,330	117,432
ICON PLC (b)	6,767	997,050

		1,114,482

Company	Shares	U.S. $ Value
Pharmaceuticals - 1.2%
Aerie Pharmaceuticals, Inc. (a)(b)	8,875	$170,577
Axsome Therapeutics, Inc. (a)(b)	13,070	264,537
Fulcrum Therapeutics, Inc. (b)	9,434	62,642
GW Pharmaceuticals PLC (Sponsored ADR) (a)(b)	1,478	170,014
Revance Therapeutics, Inc. (b)	15,705	204,165

		871,935

		18,035,845

Information Technology - 22.4%
Communications Equipment - 1.3%
Ciena Corp. (b)	23,475	920,924

Electronic Equipment, Instruments & Components - 3.4%
Littelfuse, Inc.	4,760	843,996
Novanta, Inc. (b)	13,270	1,084,424
OSI Systems, Inc. (b)	5,060	513,894

		2,442,314

IT Services - 0.2%
International Money Express, Inc. (b)	13,271	182,343

Semiconductors & Semiconductor Equipment - 5.9%
Cree, Inc. (b)	8,661	424,389
Lattice Semiconductor Corp. (b)	54,560	997,630
Monolithic Power Systems, Inc.	6,911	1,075,559
Silicon Laboratories, Inc. (b)	12,484	1,390,093
Universal Display Corp.	2,291	384,659

		4,272,330

Software - 11.6%
Altair Engineering, Inc.-Class A (a)(b)	11,232	388,852
Anaplan, Inc. (b)	15,319	719,993
Aspen Technology, Inc. (b)	8,353	1,028,087
Avalara, Inc. (b)	12,220	822,284
Dynatrace, Inc. (b)	34,898	651,546
Everbridge, Inc. (a)(b)	12,320	760,267
Five9, Inc. (b)	14,862	798,684
HubSpot, Inc. (b)	6,310	956,659
Rapid7, Inc.(b)	20,950	950,920
RingCentral, Inc.-Class A (b)	4,400	552,904
Smartsheet, Inc.-Class A (b)	16,238	585,055
Trade Desk, Inc. (The)-Class A (a)(b)	1,338	250,942

		8,466,193

		16,284,104

Company	Shares	U.S. $ Value
Industrials - 20.1%
Aerospace & Defense - 4.4%
Axon Enterprise, Inc. (a)(b)	18,260	$1,036,803
Hexcel Corp.	11,464	941,538
Mercury Systems, Inc. (b)	14,880	1,207,810

		3,186,151

Building Products - 2.4%
Armstrong World Industries, Inc.	9,531	921,648
Trex Co., Inc. (b)	8,823	802,275

		1,723,923

Commercial Services & Supplies - 1.7%
Tetra Tech, Inc.	14,565	1,263,659

Industrial Conglomerates - 1.2%
Carlisle Cos., Inc.	6,042	879,353

Machinery - 5.6%
Chart Industries, Inc. (b)	17,138	1,068,726
Gardner Denver Holdings, Inc. (b)	19,369	547,949
IDEX Corp.	4,772	782,035
Nordson Corp.	5,250	767,865
RBC Bearings, Inc. (b)	5,463	906,366

		4,072,941

Road & Rail - 2.5%
Knight-Swift Transportation Holdings, Inc. (a)	20,687	750,938
Saia, Inc. (b)	11,190	1,048,503

		1,799,441

Trading Companies & Distributors - 2.3%
H&E Equipment Services, Inc.	25,856	746,204
SiteOne Landscape Supply, Inc. (a)(b)	12,487	924,288

		1,670,492

		14,595,960

Consumer Discretionary - 17.9%
Distributors - 1.4%
Pool Corp.	5,157	1,040,167

Diversified Consumer Services - 5.5%
Bright Horizons Family Solutions, Inc. (b)	7,465	1,138,413
Chegg, Inc. (b)	35,380	1,059,631
Grand Canyon Education, Inc. (b)	7,314	718,235
Strategic Education, Inc.	7,930	1,077,528

		3,993,807

Hotels, Restaurants & Leisure - 3.6%
OneSpaWorld Holdings Ltd. (a)(b)	49,270	765,163
Planet Fitness, Inc. (b)	16,486	954,045
Wingstop, Inc.	10,166	887,289

		2,606,497

Company	Shares	U.S. $ Value
Household Durables - 2.1%
Lovesac Co. (The) (a)(b)	26,602	$496,659
Skyline Champion Corp. (b)	33,356	1,003,682

		1,500,341

Internet & Direct Marketing Retail - 2.6%
Etsy, Inc. (b)	14,486	818,459
Realreal, Inc. (the) (a)(b)	47,895	1,070,932

		1,889,391

Specialty Retail - 2.7%
Five Below, Inc. (b)	8,422	1,062,014
Sleep Number Corp. (b)	21,759	899,082

		1,961,096

		12,991,299

Financials - 7.4%
Banks - 1.1%
Western Alliance Bancorp	17,262	795,433

Capital Markets - 4.3%
Assetmark Financial Holdings, Inc. (b)	20,831	542,647
Hamilton Lane, Inc.-Class A	17,536	998,851
Houlihan Lokey, Inc.	18,160	819,016
Stifel Financial Corp.	13,157	754,949

		3,115,463

Insurance - 2.0%
Palomar Holdings, Inc. (b)	14,351	565,716
Trupanion, Inc. (a)(b)	35,999	915,095

		1,480,811

		5,391,707

Consumer Staples - 3.4%
Food & Staples Retailing - 1.7%
Chefs’ Warehouse, Inc. (The) (b)	30,691	1,237,461

Food Products - 1.7%
Freshpet, Inc. (b)	24,471	1,217,922

		2,455,383

Materials - 1.8%
Chemicals - 1.4%
Ingevity Corp. (b)	12,334	1,046,417

Containers & Packaging - 0.4%
Ranpak Holdings Corp. (b)	44,752	271,197

		1,317,614

Energy - 0.6%
Energy Equipment & Services - 0.6%
DMC Global, Inc. (a)	9,140	401,977

Total Common Stocks (cost $60,470,149)		71,473,889

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (c)(d)(e) (cost $1,450,328)	1,450,328	$1,450,328

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $61,920,477)		72,924,217

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.6%
Investment Companies - 5.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (c)(d)(e) (cost $4,019,052)	4,019,052	4,019,052

Total Investments - 106.0% (cost $65,939,529) (f)		76,943,269
Other assets less liabilities - (6.0)%		(4,322,208)

Net Assets - 100.0%		$72,621,061

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,880,838 and gross unrealized depreciation of investments was $(3,877,098), resulting in net unrealized appreciation of $11,003,740.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$71,473,889		$	– 0	–	$	– 0	–	$71,473,889
Short-Term Investments	1,450,328			– 0	–		– 0	–	1,450,328
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,019,052			– 0	–		– 0	–	4,019,052

Total Investments in Securities	76,943,269			– 0	–		– 0	–	76,943,269
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$76,943,269		$	– 0	–	$	– 0	–	$76,943,269

(a)	See Portfolio of Investments for sector classifications.
(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,148	$22,669	$22,367	$1,450	$34
Government Money Market Portfolio*	2,447	31,591	30,019	4,019	20

Total	$3,595	$54,260	$52,386	$5,469	$54

*	Investments of cash collateral for securities lending transactions